Additional Paid-In Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Additional Paid-In Capital [Text Block]
9.	Additional Paid-In Capital

Stock options

During the three-month period ended March 31, 2017, on January 18, 2017, 300,000 options to purchase common stock were granted to non-employee directors under the 2016 Stock Option Plan. The options have an exercise price of $0.89. The options vest immediately and expire 10 years after the grant date. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $114 thousand.

During the three-month period ended March 31, 2017 a total of 50,000 stock options were exercised for 50,000 common shares having a par value of $0 thousand in aggregate, for cash consideration of $21 thousand, resulting in an increase in additional paid-in capital of $21 thousand. No stock options were exercised during the three-month period ended March 31, 2016.

Compensation expenses for stock-based compensation of $170 thousand and $63 thousand were recorded during the three-month periods ended March 31, 2017 and March 31, 2016 respectively. An amount of $168 thousand expensed in the first quarter of 2017 relates to stock options granted to employees and directors and an amount of $2 thousand relates to stock options granted to a consultant. The entire amount expensed in the first quarter of 2016 relates to stock options granted to employees and directors. As at March 31, 2017 the Company has $238 thousand (2016 - $159 thousand) of unrecognized stock-based compensation.

Warrants

During the three-month period ended March 31, 2017 a total of 560,000 warrants were exercised for 560,000 common shares having a par value of $Nil in aggregate, for cash consideration of approximately $316 thousand, resulting in an increase in additional paid-in capital of approximately $316 thousand. No warrants were exercised during the three-month period ended March 31, 2016.

12.	Additional Paid-In Capital

Stock Options

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Stock Option Plan which amended and restated the 2006 Stock Option. As a result of the adoption of the 2016 Stock Option Plan, no additional options will be granted under the 2006 Stock Option Plan and all previously granted options will be governed by the 2016 Stock Option Plan. The 2016 Stock Option Plan permits the granting of options to officers, employees, directors and eligible consultants of the Company. A total of 6,361,525 shares of common stock were reserved for issuance under this plan, which includes stock options granted under the previous 2006 Stock Option Plan. Options may be granted under the 2016 Stock Option Plan on terms and at prices as determined by the Board except that the options cannot be granted at less than the market closing price of the common stock on the TSX- V. on the date prior to the grant. Each option will be exercisable after the period or periods specified in the option agreement, but no option may be exercised after the expiration of 10 years from the date of grant. The 2016 Stock Option Plan provides the Board with more flexibility when setting the vesting schedule for options which was otherwise fixed in the 2006 Stock Option Plan.

On April 2, 2015 the Company granted 200,000 options to purchase common stock to four non-employee directors. The stock options are exercisable at $0.62, and vested immediately. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $45 thousand, using the following assumptions:

Expected volatility	66%
Expected life	2.5 years
Risk-free interest rate	0.87%
Dividend yield	nil

On April 2, 2015 the Company granted 100,000 options to purchase common stock to an officer. The stock options are exercisable at $0.62 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $24 thousand, using the following assumptions:

Expected volatility	62%
Expected life	3.13 years
Risk-free interest rate	0.87%
Dividend yield	nil

On July 20, 2015 the Company granted 600,000 options to purchase common stock to an employee. The stock options are exercisable at $0.58 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $120 thousand, using the following assumptions:

Expected volatility	63%
Expected life	3.13 years
Risk-free interest rate	1.09%
Dividend yield	nil

On August 13, 2015 the Company granted 75,000 options to purchase common stock to a non-employee director. The stock options are exercisable at $0.58 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $15 thousand, using the following assumptions:

Expected volatility	62%
Expected life	3.13 years
Risk-free interest rate	1.06%
Dividend yield	nil

On December 14, 2015 the Company granted 150,000 options to purchase common stock to an employee. The stock options are exercisable at $0.48 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $25 thousand, using the following assumptions:

Expected volatility	63%
Expected life	3.13 years
Risk-free interest rate	1.25%
Dividend yield	nil

On January 19, 2016 the Company granted 225,000 options to purchase common stock to two officers. The stock options are exercisable at $0.41 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $32 thousand, using the following assumptions:

Expected volatility	63%
Expected life	3.13 years
Risk-free interest rate	1.11%
Dividend yield	nil

On January 19, 2016 the Company granted 250,000 options to purchase common stock to five non-employee directors. The stock options are exercisable at $0.41 per share and vested immediately. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $33 thousand, using the following assumptions:

Expected volatility	66%
Expected life	2.5 years
Risk-free interest rate	1.11%
Dividend yield	nil

On September 15, 2016 the Company granted 200,000 options to purchase common stock to an officer, 325,000 options to purchase common stock to 7 employees and 75,000 options to purchase common stock to a non-employee director. The stock options are exercisable at $0.73 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $202 thousand, using the following assumptions:

Expected volatility	65%
Expected life	5.63 years
Risk-free interest rate	1.30%
Dividend yield	nil

On September 15, 2016 the Company granted 50,000 options to purchase common stock to a consultant. The stock options are exercisable at $0.73 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $16 thousand, using the following assumptions:

Expected volatility	64%
Expected life	3.13 years
Risk-free interest rate	0.87%
Dividend yield	nil

On December 27, 2016 the Company granted 225,000 options to purchase common stock to 6 employees. The stock options are exercisable at $0.76 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $79 thousand, using the following assumptions:

Expected volatility	63%
Expected life	5.63 years
Risk-free interest rate	2.20%
Dividend yield	nil

Information with respect to employees and directors stock option activity for 2015 and 2016 is as follows:

		Weighted average
	Number of options	exercise price
		$

Outstanding – January 1, 2015	1,130,000	0.54

Granted	1,125,000	0.58
Forfeited	(410,000)	(0.59)
Expired	(25,000)	(0.45)
Exercised	(150,000)	(0.41)

Outstanding – December 31, 2015	1,670,000	0.56

Granted	1,300,000	0.62
Forfeited	(50,000)	(0.53)
Expired	(120,000)	(0.53)
Exercised	(140,000)	(0.45)

Outstanding – December 31, 2016	2,660,000	0.60

Information with respect to consultant’s stock option activity for 2015 and 2016 is as follows:

		Weighted average
	Number of options	exercise price
		$
Outstanding – January 1, 2015	100,000	0.59
Expired	(100,000)	0.59
Outstanding – December 31, 2015	-	-
Granted	50,000	0.73
Outstanding – December 31, 2016	50,000	0.73

Details of stock options outstanding as at December 31, 2016 are as follows:

	Outstanding options				Exercisable options

			Weighted			Weighted
		Weighted average	average	Aggregate		average	Aggregate
Exercise	Number of	remaining	exercise	intrinsic	Number of	exercise	intrinsic
prices	options	contractual life	price	value	options	price	value
$		(years)	$	$		$	$

0.41	375,000	0.57	0.06		281,250	0.09
0.48	150,000	0.22	0.03		75,000	0.03
0.51	20,000	0.00	0.00		20,000	0.01
0.52	25,000	0.00	0.00		25,000	0.01
0.52	100,000	0.07	0.02		100,000	0.04
0.53	125,000	0.14	0.02		125,000	0.05
0.58	35,000	0.02	0.01		35,000	0.02
0.58	600,000	0.79	0.13		300,000	0.13
0.58	75,000	0.10	0.02		37,500	0.02
0.60	30,000	0.01	0.01		30,000	0.01
0.62	300,000	0.36	0.07		275,000	0.13
0.73	600,000	2.16	0.16		-	-
0.73	50,000	0.09	0.01		-	-
0.76	225,000	0.83	0.06		-	-
	2,710,000	5.36	0.60	485,000	1,303,750	0.53	320,000

Stock-based compensation expense recognized in 2016 with regards to the stock options was $195 thousand (2015: $130 thousand). As at December 31, 2016 the Company has $320 thousand (2015 - $158 thousand) of unrecognized stock-based compensation, of which $11 thousand (2015 – $nil) relates to options granted to a consultant. The amount of $195 thousand will be recognized as an expense over a period of two years. A change in control of the Company due to acquisition would cause the vesting of the stock options granted to employees and directors to accelerate and would result in $195 thousand being charged to stock based compensation expense.

Warrants

In the year ended December 31, 2016 a total of 1,056,765 warrants were exercised for 1,056,765 common shares having a par value of $Nil in aggregate, for cash consideration of approximately $596 thousand, resulting in an increase in additional paid-in capital of approximately $596 thousand. No warrants were exercised during the year ended December 31, 2015.

Information with respect to warrant activity for 2015 and 2016 is as follows:

	Number of	Weighted average
	warrants	exercise price
	(All Exercisable)	$
Outstanding – January 1, 2015 and 2016	7,231,123	0.5646

Exercised	(1,056,765)	(0.5646)

Outstanding - December 31, 2016	6,174,358	0.5646